Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
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Supplemental Cash Flow Information
12
– Supplemental Cash Flow Information

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Change in non-cash working capital:
Trade receivables and other	$(553)	$(2,585)
Trade and other payables	(2,169)	(780)

Net decrease in cash	$(2,722)	$(3,365)

Significant non-cash transactions:
Common shares received in consideration of a convertible debenture payment	$—	$10,912